Leases - Narrative (Details) $ in Thousands	Sep. 30, 2026 USD ($)	May 31, 2026	May 28, 2026 USD ($) ft²	Dec. 31, 2025 USD ($)
Lessee, Lease, Description [Line Items]
Weighted average remaining lease term (in years)	13 years			8 years
Weighted average discount rate (in percent)	5.90%			3.60%
Operating right-of-use assets, net	$ 25,743			$ 6,949
Total operating lease liabilities	27,517
Manufacturing Facility
Lessee, Lease, Description [Line Items]
Operating lease, area | ft²			158,000
Operating right-of-use assets, net			$ 19,119
Total operating lease liabilities			$ 19,119
Operating lease, term of contract			16 years
Building
Lessee, Lease, Description [Line Items]
Operating right-of-use assets, net	801
Total operating lease liabilities	$ 801
Operating lease, term of contract		3 years